NYSE Group

07081732

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 1 4 2007
1086

CERTNYS
1-33836

November 14, 2007

REVISED

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, STEWART & STEVENSON INC, Common Stock. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 13, 2007. Tentative listing date – November 16, 2007.

Sincerely,

Paras Madho

PROCESSED
NOV 2 0 2007
THOMSON
FINANCIAL

END